Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Harland Clarke and Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Components of Restructuring Accruals
he following table details the components of the Company's restructuring accruals under its plans related to the Harland Clarke segment and Corporate for 2012, 2011 and 2010:

	Beginning Balance	Expensed	Paid in Cash	Non-cash Utilization	Ending Balance
Successor:
Year ended December 31, 2012:
Severance and severance-related	$4.5	$8.8	$(6.9)	$—	$6.4
Facilities closures and other costs	3.0	2.2	(1.8)	(1.0)	2.4
Total	$7.5	$11.0	$(8.7)	$(1.0)	$8.8

Predecessor:
Year ended December 31, 2011:
Severance and severance-related	$1.5	$6.1	$(3.1)	$—	$4.5
Facilities closures and other costs	4.5	1.6	(3.0)	(0.1)	3.0
Total	$6.0	$7.7	$(6.1)	$(0.1)	$7.5
Year ended December 31, 2010:
Severance and severance-related	$2.5	$5.1	$(6.1)	$—	$1.5
Facilities closures and other costs	2.5	7.2	(2.5)	(2.7)	4.5
Total	$5.0	$12.3	$(8.6)	$(2.7)	$6.0

Harland Financial Solutions Segment [Member]
Restructuring Cost and Reserve [Line Items]
Components of Restructuring Accruals
The following table details the Company's restructuring accruals related to the former Harland Financial Solutions segment for 2012, 2011 and 2010:

	Beginning Balance	Expensed	Paid in Cash	Non-cash Utilization	Ending Balance
Successor:
Year ended December 31, 2012:
Severance and severance-related	$—	$0.6	$(0.5)	$—	$0.1
Facilities and other costs	1.5	(0.2)	(0.3)	0.3	1.3
Total	$1.5	$0.4	$(0.8)	$0.3	$1.4

Predecessor:
Year ended December 31, 2011:
Severance and severance-related	$0.1	$0.3	$(0.4)	$—	$—
Facilities and other costs	2.2	0.1	(0.8)	—	1.5
Total	$2.3	$0.4	$(1.2)	$—	$1.5
Year ended December 31, 2010:
Severance and severance-related	$1.0	$0.7	$(1.6)	$—	$0.1
Facilities and other costs	0.1	2.1	(0.1)	0.1	2.2
Total	$1.1	$2.8	$(1.7)	$0.1	$2.3

Scantron Segment [Member]
Restructuring Cost and Reserve [Line Items]
Components of Restructuring Accruals
The following table details the components of the Company's restructuring accruals related to the Scantron segment for 2012, 2011 and 2010:

	Beginning Balance	Expensed	Paid in Cash	Non-cash Utilization	Ending Balance
Successor:
Year ended December 31, 2012:
Severance and severance-related	$2.0	$4.6	$(3.4)	$—	$3.2
Facilities and other costs	1.4	1.2	(1.7)	—	0.9
Total	$3.4	$5.8	$(5.1)	$—	$4.1

Predecessor:
Year ended December 31, 2011:
Severance and severance-related	$0.1	$5.2	$(3.3)	$—	$2.0
Facilities and other costs	3.7	(0.7)	(1.7)	0.1	1.4
Total	$3.8	$4.5	$(5.0)	$0.1	$3.4
Year ended December 31, 2010:
Severance and severance-related	$0.5	$1.9	$(2.3)	$—	$0.1
Facilities and other costs	—	4.7	(1.2)	0.2	3.7
Total	$0.5	$6.6	$(3.5)	$0.2	$3.8

Faneuil Segment [Member]
Restructuring Cost and Reserve [Line Items]
Components of Restructuring Accruals
The following table details the components of the Company's restructuring accruals related to the Faneuil segment for 2012 and 2010:

	Beginning Balance	Expensed	Paid in Cash	Ending Balance
Successor:
Year ended December 31, 2012:
Severance and severance-related	$—	$1.0	$(0.4)	$0.6
Facilities and other costs	—	0.7	(0.5)	0.2
Total	$—	$1.7	$(0.9)	$0.8

Predecessor:
Year ended December 31, 2010:
Severance and severance-related	$—	$0.6	$(0.6)	$—
Facilities and other costs	—	—	—	—
Total	$—	$0.6	$(0.6)	$—